Selling and marketing expenses	12 Months Ended
Dec. 31, 2021
Selling and marketing expenses
Selling and marketing expenses

9.   Selling and marketing expenses

Selling and marketing expenses consist mainly of expenses to attract new users through advertising. The following table summarizes selling and marketing expenses for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Advertising costs	(266,906)	(164,929)	(81,814)
Employee benefits expenses	(3,261)	(827)	(366)
	(270,167)	(165,756)	(82,180)